Document and Entity Information	3 Months Ended
Mar. 31, 2013
Entity Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Financial Statements have been updated to reflect most recent quarterly period ending March 31, 2013
Document Period End Date	Mar. 31, 2013
Trading Symbol	AAMRQ
Entity Registrant Name	AMR CORP
Entity Central Index Key	0000006201
Entity Filer Category	Accelerated Filer